RELATED PARTY TRANSACTIONS (Details Narrative) (First non-cancelable lease agreements for office space (Enterprise in which CEO and Family are shareholders))	Sep. 30, 2012 sqft
First non-cancelable lease agreements for office space (Enterprise in which CEO and Family are shareholders)
Sub-lease area	4,500